ACCRUED WARRANTY COSTS	12 Months Ended
Dec. 31, 2015
ACCRUED WARRANTY COSTS
ACCRUED WARRANTY COSTS

12.ACCRUED WARRANTY COSTS

The movement of the Company’s accrued warranty costs is summarized below:

	For the year ended December 31,
	2013	2014	2015
	$	$	$
Beginning balance	65,780,019	81,743,081	103,197,330
Warranty provision	16,587,011	21,657,158	28,100,542
Warranty costs incurred or claimed	(623,949)	(202,909)	(1,820,242)

Ending balance	81,743,081	103,197,330	129,477,630